Document And Entity Information	Jun. 16, 2025
Document Information [Line Items]
Entity, Registrant Name	Zion Oil & Gas, Inc.
Document, Type	8-K
Document, Period End Date	Jun. 16, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-33228
Entity, Tax Identification Number	20-0065053
Entity, Address, Address Line One	12655 North Central Expressway
Entity, Address, Address Line Two	Suite 1000
Entity, Address, City or Town	Dallas
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	75243
City Area Code	214
Local Phone Number	221-4610
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity, Central Index Key	0001131312